Investments for Account of Policyholders - Summary of Investments in Real Estate for Account of Policyholders (Detail) - Investments in real estate [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investments for account of policyholders [Line Items]
Beginning balance	€ 612	€ 655
Subsequent expenditure capitalized	2	2
Disposals	(43)	(43)
Fair value gains / (losses)	(18)	5
Net exchange differences	34	(7)
Ending balance	€ 586	€ 612